Expense Example, No Redemption {- Fidelity Advisor® Value Leaders Fund} - 10.31 Fidelity Advisor Value Leaders Fund - AMCI PRO-12 - Fidelity Advisor® Value Leaders Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Value Leaders Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	943
5 Years	1,225
10 Years	2,026
Fidelity Advisor Value Leaders Fund-Class M
Expense Example, No Redemption:
1 Year	488
3 Years	803
5 Years	1,147
10 Years	2,114
Fidelity Advisor Value Leaders Fund-Class C
Expense Example, No Redemption:
1 Year	193
3 Years	632
5 Years	1,104
10 Years	2,202
Fidelity Advisor Value Leaders Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	294
5 Years	515
10 Years	$ 1,150